Transactions with related parties	6 Months Ended
Jun. 30, 2024
Transactions with related parties
Transactions with related parties

Note 12. Transactions with related parties

Transactions with related parties are described in Note 27 to the annual financial statements in SEK’s 2023 Annual Report on Form 20-F. No material changes have taken place in relation to transactions with related parties compared to the description in SEK’s 2023 Annual Report on Form 20-F.